REVISION TO FINANCIAL STATEMENTS	6 Months Ended
Mar. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]
NOTE 11	REVISION TO FINANCIAL STATEMENTS

The financial statements as of March 31, 2012 and for the period then ended, are revised to incorporate additional bonus compensation relating to $70,000 paid during the quarter ending June 30, 2012, which was subsequently determined to relate to the period ended March 31, 2012.

The effect of the changes in the financial statements is summarized below.

	Three Months Ended March 31, 2012		Six Months Ended March 31, 2012
	Prior to Restatement	Restated	Prior to Restatement	Restated
Consolidated Balance Sheet:
Deficit Accumulated During the Development Stage	$(20,683,087)	$(20,753,087)	$(20,683,087)	$(20,753,087)

Consolidated Statement of Operations:
Salary Expense	$219,107	$289,107	$499,528	$569,528
Total Operating Expenses	625,985	695,985	1,151,038	1,221,038
Loss from Operations	(605,604)	(675,604)	(1,090,657)	(1,160,657)
Net Loss	(604,969)	(674,969)	(1,089,030)	(1,159,030)
Earnings per Share – Basic and Diluted	(0.05)	(0.06)	(0.09)	(0.10)

For the period from August 14, 2007 (Inception) to March 31, 2012, salary expense was $505,614 prior to restatement and $575,614 as restated, and net loss was $(20,683,087) prior to restatement and $(20,753,087) as restated.